CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income / (loss)		$ 6,148	¥ 39,826	¥ (13,771)	¥ 11,828
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation and amortization		6,611	42,826	36,679	36,711
Allowance for doubtful accounts		143	928	365	140
Loss on disposal of property and equipment		$ 359	¥ 2,320	¥ 2,393	1,028
Loss on disposal of intangible asset					¥ 359
Gain on liquidation of a cost method investee		$ (18)	¥ (117)
Gain on disposal of subsidiaries				¥ (3,082)
Loss on disposal of a subsidiary				535
Deferred income tax (benefit) / expense		$ 1,939	¥ 12,560	(2,298)	¥ (4,251)
Inventory write-downs		1,157	7,492	2,756	11,926
Impairment losses of property and equipment		1,458	9,445	9,877	6,984
Changes in operating assets and liabilities:
Accounts receivable		(3,321)	(21,513)	(4,949)	¥ (17,523)
Bills receivable		62	400	(400)
Amounts due from related parties		(236)	(1,527)	(2,987)	¥ 7,875
Prepaid expenses, deposits and other assets		3,945	25,555	(75,586)	(25,930)
Inventories		(5,484)	(35,524)	2,715	(85,226)
Deferred income		(199)	(1,291)	1,524	7,176
Accounts payable		$ 7,976	¥ 51,670	5,870	47,463
Bills payable				(4,334)	(16,200)
Amounts due to related parties		$ (313)	¥ (2,029)	(3,611)	10,866
Accrued expenses and other payables		974	6,315	(5,833)	17,131
Income tax payable and other non-current liabilities		971	6,288	(4,535)	(3,474)
Net cash provided by / (used in) operating activities		22,172	143,624	(58,672)	6,883
Cash flows from investing activities:
(Placement of)/ proceeds from withdrawal of restricted cash		5,758	37,299	(423)	(1,000)
Purchase of property and equipment		(14,757)	(95,592)	(59,558)	(47,197)
Proceeds from disposal of property and equipment		219	1,424	¥ 667	¥ 536
Acquisition of drugstores		(212)	(1,375)
Proceeds from liquidation of a cost method investee		40	262
Investment in time deposits with original maturity over three months		(1,389)	(9,000)	¥ (83,000)	¥ (325,696)
Proceeds from maturity of time deposits with original maturity over three months		$ 4,208	¥ 27,256	280,440	¥ 358,100
Proceeds from disposal of subsidiaries	[1]			2,474
Net cash (used in) / provided by investing activities		$ (6,133)	¥ (39,726)	140,600	¥ (15,257)
Cash flows from financing activities:
Dividends paid				(191,246)
Net cash used in financing activities				(191,246)
Effect of foreign currency exchange rates on cash		$ 81	¥ 527	346	¥ (1,736)
Net (decrease) / increase in cash		16,120	104,425	(108,972)	(10,110)
Cash and cash equivalents at beginning of the year		38,929	252,174	361,146	371,256
Cash and cash equivalents at end of the year		55,049	356,599	252,174	361,146
Supplemental disclosure of cash flow information:
Income taxes paid		(1,990)	(12,894)	(25,900)	(44,725)
Other payable for purchase of property and equipment		$ 1,076	¥ 6,967	¥ 6,696	¥ 4,593

[1]	Proceeds from disposal of subsidiaries in 2014 represented the cash considerations of RMB13,901 received less cash balance transferred to the acquirers amounting to RMB11,427.